SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Term deposits (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Term deposits	¥ 83,294	$ 13,071	¥ 133,761